INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2023
INTANGIBLE ASSETS, NET
Summary of intangible assets

	June 30,	December 31,
	2023	2022
Copyrights	$715,552	$752,288
Software	63,833	43,954
Less: accumulated amortization	(307,298)	(238,016)
	$472,087	$558,226